Royce ISI Prospectus | Royce International Small-Cap Fund
Royce International Small-Cap Fund

The Royce Fund

 Supplement to the Investment, Service, and Institutional Class Shares
Prospectus Dated May 1, 2015

Royce European Small-Cap Fund
(formerly Royce European Smaller-Companies Fund)
Royce Global Value Fund
Royce International Small-Cap Fund
(formerly Royce International Smaller-Companies Fund)
Royce International Premier Fund

The Board of Trustees of The Royce Fund recently approved contractual investment advisory fee rate reductions for each of Royce European Small-Cap Fund, Royce Global Value Fund, Royce International Small-Cap Fund, and Royce International Premier Fund, such fee rate reductions to become effective as of January 1, 2016.

III. Royce International Small-Cap Fund

Fees and Expenses of the Fund
Effective January 1, 2016, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce ISI Prospectus - Royce International Small-Cap Fund		Investment Class	Service Class	Institutional Class
Management fees	[1]	1.00%	1.00%	1.00%
Distribution (12b-1) fees	[1]	none	0.25%	none
Other expenses	[1]	3.92%	0.72%	1.61%
Total annual Fund operating expenses	[1]	4.92%	1.97%	2.61%
Fee waivers and/or expense reimbursements	[1],[2]	(3.73%)	(0.53%)	(1.42%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	1.19%	1.44%	1.19%
[1]	The information above has been revised to reflect the Fund's revised contractual investment advisory fee rate and the Fund's expenses and average net assets for the nine-month period ended September 30, 2015.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment, Service, and Institutional Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.19%, 1.44%, and 1.19%, respectively, through December 31, 2016 and at or below 1.74% through December 31, 2025 for the Investment and Institutional Classes.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce ISI Prospectus - Royce International Small-Cap Fund - USD ($)	Investment Class	Service Class	Institutional Class
1 Year	$ 121	$ 147	$ 121
3 Years	494	567	494
5 Years	892	1,013	892
10 Years	$ 2,006	$ 2,253	$ 2,006